Pay vs Performance Disclosure - USD ($)	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Pay vs Performance Disclosure
Pay vs Performance Disclosure, Table
Pay Versus Performance
Disclosure
This disclosure has been prepared in accordance with the SEC’s pay versus performance rules in Item 402(v) of Regulation S-K under the 1934 Act (“Item 402(v)”) and does not necessarily reflect value actually realized by the named executive officers or how the Compensation Committee evaluates compensation decisions in light of Company or individual performance. For discussion of how the Compensation Committee seeks to align pay with performance when making compensation decisions, please review the Compensation Discussion and Analysis beginning on page 28.
The following tables and related disclosures provide information about (i) the total compensation (“SCT Total”) of our principal executive officer (“PEO”) and our non-PEO named executive officers (collectively, the “Non-PEO NEOs”) as presented in the Summary Compensation Table on page 49, (ii) the “compensation actually paid” (“CAP”) to our PEO and our Non-PEO NEOs, as calculated pursuant to Item 402(v), (iii) certain financial performance measures, and (iv) the relationship of the CAP to those financial performance measures.

Year (a)	Summary Compensation Table Total for PEO ($) (b)	Compensation Actually Paid to PEO ($) (c)	Average Summary Compensation Table Total for Non-PEO NEOs ($) (d)	Average Compensation Actually Paid to Non-PEO NEOs ($) (e)	Value of Initial Fixed $100 Investment on Dec. 31, 2020 Based On:		Net Income ($) (thousands) (h)	EBT (Millions) (i)
					Total Shareholder Return (f)	S&P Homebuilder Index Total Shareholder Return (g)
2025	$10,075,397	$13,287,037	$2,051,407	$2,432,042	$230	$179	$782,500	$1,042.0
2024	15,415,093	23,902,046	4,151,517	5,253,279	239	181	883,309	1,156.1
2023	14,351,112	25,040,704	3,828,426	5,415,176	208	166	768,929	1,017.8
2022	8,795,572	6,860,620	2,340,574	1,922,659	118	105	1,052,800	1,392.7
2021	12,063,477	17,731,294	3,826,353	4,513,478	136	149	663,026	863.1

Names of PEO and Non-PEO NEOs (Column (b); Column (c); Column (d); Column (e))
2025: PEO: Sheryl D. Palmer; Non-PEO NEOs: Curt VanHyfte, Todd Merrill and Darrell Sherman
2024: PEO: Sheryl D. Palmer; Non-PEO NEOs: Curt VanHyfte, Darrell Sherman
2023: PEO: Sheryl D. Palmer; Non-PEO NEOs: Curt VanHyfte, Darrell Sherman and Lou Steffens
2022: PEO: Sheryl D. Palmer; Non-PEO NEOs: Lou Steffens, Darrell Sherman
2021: PEO: Sheryl D. Palmer; Non-PEO NEOs: David Cone, Darrell Sherman
Adjustments to Calculate Compensation Actually Paid to PEO and Average Compensation Actually Paid to Non-PEO NEOs
The table below describes the adjustments, each of which is required by SEC rules, to calculate the fiscal 2025 CAP Amounts from the SCT Total of our PEO (Column (b)) and our Non-PEO NEOs (Column (d)). The SCT Total and CAP Amounts do not reflect the actual amount of compensation earned by or paid to our executives during the applicable years, but rather are amounts determined in accordance with Item 402(v).

	2025
Adjustments	PEO	Non-PEO NEOs*
SCT Total	10,075,397	2,051,407
Adjustments for defined benefit pension plans
(Deduct): Aggregate change in actuarial present value included in SCT Total for the covered fiscal year	(7,305)	(2,171)
Add: Service cost for the covered fiscal year	0	0
Add: Prior service cost for the covered fiscal year	0	0
Adjustments for stock awards and option awards**
(Deduct): Aggregate value for stock awards and option awards included in SCT Total for the covered fiscal year	(6,999,944)	(991,744)
Add: Fair value at year end of awards granted during the covered fiscal year that were outstanding and unvested at the covered fiscal year end	7,359,839	791,378
Add (Deduct): Year-over-year change in fair value at covered fiscal year end of awards granted in any prior fiscal year that were outstanding and unvested at the covered fiscal year end	1,739,296	515,131
Add: Vesting date fair value of awards granted and vested during the covered fiscal year	0	0
Add (Deduct): Change as of the vesting date (from the end of the prior fiscal year) in fair value of awards granted in any prior fiscal year for which vesting conditions were satisfied during the covered fiscal year	1,119,754	68,041
(Deduct): Fair value at end of prior fiscal year of awards granted in any prior fiscal year that failed to meet the applicable vesting conditions during the covered fiscal year	0	0
Add: Dividends or other earnings paid on awards in the covered fiscal year prior to vesting if not otherwise included in the SCT Total for the covered fiscal year	0	0
CAP Amounts (as calculated)	13,287,037	2,432,042

*	Amounts presented are averages for the entire group of Non-PEO NEOs in 2025.
**	To determine the value of Market-Based Awards included in CAP, the Monte-Carlo valuation model valuation model was used.
Total Shareholder Return (Column (f); Column (g))
Total shareholder return, displayed as the change in value of an initial $100 investment over the years covered by the table.
Peer Group Total Shareholder Return (Column (g))
The peer group used in this disclosure is the S&P Homebuilding Index, which is the same peer group used in our Form 10-K.
Net Income (Column (h))
Net Income as reported in the Company’s Consolidated Statements of Income included in our Form 10-K.
Earnings Before Taxes (EBT) (Column (i))
Earnings Before Taxes is referred to as “EBT” in our named executive officers’ incentive programs.
EBT was determined to be the most important financial performance measure linking CAP to Company performance for 2025 and therefore was selected as the 2025 “Company-Selected Measure” as defined in Item 402(v).

Company Selected Measure Name	Earnings Before Taxes
Named Executive Officers, Footnote
Names of PEO and Non-PEO NEOs (Column (b); Column (c); Column (d); Column (e))
2025: PEO: Sheryl D. Palmer; Non-PEO NEOs: Curt VanHyfte, Todd Merrill and Darrell Sherman
2024: PEO: Sheryl D. Palmer; Non-PEO NEOs: Curt VanHyfte, Darrell Sherman
2023: PEO: Sheryl D. Palmer; Non-PEO NEOs: Curt VanHyfte, Darrell Sherman and Lou Steffens
2022: PEO: Sheryl D. Palmer; Non-PEO NEOs: Lou Steffens, Darrell Sherman
2021: PEO: Sheryl D. Palmer; Non-PEO NEOs: David Cone, Darrell Sherman

Peer Group Issuers, Footnote	The peer group used in this disclosure is the S&P Homebuilding Index, which is the same peer group used in our Form 10-K.
PEO Total Compensation Amount	$ 10,075,397	$ 15,415,093	$ 14,351,112	$ 8,795,572	$ 12,063,477
PEO Actually Paid Compensation Amount	$ 13,287,037	23,902,046	25,040,704	6,860,620	17,731,294
Adjustment To PEO Compensation, Footnote
Adjustments to Calculate Compensation Actually Paid to PEO and Average Compensation Actually Paid to Non-PEO NEOs
The table below describes the adjustments, each of which is required by SEC rules, to calculate the fiscal 2025 CAP Amounts from the SCT Total of our PEO (Column (b)) and our Non-PEO NEOs (Column (d)). The SCT Total and CAP Amounts do not reflect the actual amount of compensation earned by or paid to our executives during the applicable years, but rather are amounts determined in accordance with Item 402(v).

	2025
Adjustments	PEO	Non-PEO NEOs*
SCT Total	10,075,397	2,051,407
Adjustments for defined benefit pension plans
(Deduct): Aggregate change in actuarial present value included in SCT Total for the covered fiscal year	(7,305)	(2,171)
Add: Service cost for the covered fiscal year	0	0
Add: Prior service cost for the covered fiscal year	0	0
Adjustments for stock awards and option awards**
(Deduct): Aggregate value for stock awards and option awards included in SCT Total for the covered fiscal year	(6,999,944)	(991,744)
Add: Fair value at year end of awards granted during the covered fiscal year that were outstanding and unvested at the covered fiscal year end	7,359,839	791,378
Add (Deduct): Year-over-year change in fair value at covered fiscal year end of awards granted in any prior fiscal year that were outstanding and unvested at the covered fiscal year end	1,739,296	515,131
Add: Vesting date fair value of awards granted and vested during the covered fiscal year	0	0
Add (Deduct): Change as of the vesting date (from the end of the prior fiscal year) in fair value of awards granted in any prior fiscal year for which vesting conditions were satisfied during the covered fiscal year	1,119,754	68,041
(Deduct): Fair value at end of prior fiscal year of awards granted in any prior fiscal year that failed to meet the applicable vesting conditions during the covered fiscal year	0	0
Add: Dividends or other earnings paid on awards in the covered fiscal year prior to vesting if not otherwise included in the SCT Total for the covered fiscal year	0	0
CAP Amounts (as calculated)	13,287,037	2,432,042

*	Amounts presented are averages for the entire group of Non-PEO NEOs in 2025.
**	To determine the value of Market-Based Awards included in CAP, the Monte-Carlo valuation model valuation model was used.

Non-PEO NEO Average Total Compensation Amount	$ 2,051,407	4,151,517	3,828,426	2,340,574	3,826,353
Non-PEO NEO Average Compensation Actually Paid Amount	$ 2,432,042	5,253,279	5,415,176	1,922,659	4,513,478
Adjustment to Non-PEO NEO Compensation Footnote
Adjustments to Calculate Compensation Actually Paid to PEO and Average Compensation Actually Paid to Non-PEO NEOs
The table below describes the adjustments, each of which is required by SEC rules, to calculate the fiscal 2025 CAP Amounts from the SCT Total of our PEO (Column (b)) and our Non-PEO NEOs (Column (d)). The SCT Total and CAP Amounts do not reflect the actual amount of compensation earned by or paid to our executives during the applicable years, but rather are amounts determined in accordance with Item 402(v).

	2025
Adjustments	PEO	Non-PEO NEOs*
SCT Total	10,075,397	2,051,407
Adjustments for defined benefit pension plans
(Deduct): Aggregate change in actuarial present value included in SCT Total for the covered fiscal year	(7,305)	(2,171)
Add: Service cost for the covered fiscal year	0	0
Add: Prior service cost for the covered fiscal year	0	0
Adjustments for stock awards and option awards**
(Deduct): Aggregate value for stock awards and option awards included in SCT Total for the covered fiscal year	(6,999,944)	(991,744)
Add: Fair value at year end of awards granted during the covered fiscal year that were outstanding and unvested at the covered fiscal year end	7,359,839	791,378
Add (Deduct): Year-over-year change in fair value at covered fiscal year end of awards granted in any prior fiscal year that were outstanding and unvested at the covered fiscal year end	1,739,296	515,131
Add: Vesting date fair value of awards granted and vested during the covered fiscal year	0	0
Add (Deduct): Change as of the vesting date (from the end of the prior fiscal year) in fair value of awards granted in any prior fiscal year for which vesting conditions were satisfied during the covered fiscal year	1,119,754	68,041
(Deduct): Fair value at end of prior fiscal year of awards granted in any prior fiscal year that failed to meet the applicable vesting conditions during the covered fiscal year	0	0
Add: Dividends or other earnings paid on awards in the covered fiscal year prior to vesting if not otherwise included in the SCT Total for the covered fiscal year	0	0
CAP Amounts (as calculated)	13,287,037	2,432,042

*	Amounts presented are averages for the entire group of Non-PEO NEOs in 2025.
**	To determine the value of Market-Based Awards included in CAP, the Monte-Carlo valuation model valuation model was used.

Compensation Actually Paid vs. Total Shareholder Return	Pay Versus TSR 2021-2025
Compensation Actually Paid vs. Net Income	Pay Versus Net Income 2021-2025
Compensation Actually Paid vs. Company Selected Measure	Pay Versus EBT 2021-2025
Total Shareholder Return Vs Peer Group	Pay Versus TSR 2021-2025
Tabular List, Table
Financial Performance Measures
The following table lists the financial performance measures that, in the Company’s assessment, represent the most important performance measures used to link CAP for our named executive officers to Company performance for 2025.

Tabular List
EBT
Revenue
RONA

Total Shareholder Return Amount	$ 230	239	208	118	136
Peer Group Total Shareholder Return Amount	179	181	166	105	149
Net Income (Loss)	$ 782,500,000	$ 883,309,000	$ 768,929,000	$ 1,052,800,000	$ 663,026,000
Company Selected Measure Amount	1,042,000,000	1,156,100,000	1,017,800,000	1,392,700,000	863,100,000
PEO Name	Sheryl D. Palmer	Sheryl D. Palmer	Sheryl D. Palmer	Sheryl D. Palmer	Sheryl D. Palmer
Measure:: 1
Pay vs Performance Disclosure
Name	EBT
Measure:: 2
Pay vs Performance Disclosure
Name	Revenue
Measure:: 3
Pay vs Performance Disclosure
Name	RONA
PEO | Aggregate Change in Present Value of Accumulated Benefit for All Pension Plans Reported in Summary Compensation Table
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	$ (7,305)
PEO | Pension Adjustments Service Cost
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	0
PEO | Pension Adjustments Prior Service Cost
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	0
PEO | Aggregate Grant Date Fair Value of Equity Award Amounts Reported in Summary Compensation Table
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(6,999,944)
PEO | Year-end Fair Value of Equity Awards Granted in Covered Year that are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	7,359,839
PEO | Year-over-Year Change in Fair Value of Equity Awards Granted in Prior Years That are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	1,739,296
PEO | Vesting Date Fair Value of Equity Awards Granted and Vested in Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	0
PEO | Change in Fair Value as of Vesting Date of Prior Year Equity Awards Vested in Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	1,119,754
PEO | Prior Year End Fair Value of Equity Awards Granted in Any Prior Year that Fail to Meet Applicable Vesting Conditions During Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	0
PEO | Dividends or Other Earnings Paid on Equity Awards not Otherwise Reflected in Total Compensation for Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	0
Non-PEO NEO | Aggregate Change in Present Value of Accumulated Benefit for All Pension Plans Reported in Summary Compensation Table
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(2,171)
Non-PEO NEO | Pension Adjustments Service Cost
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	0
Non-PEO NEO | Pension Adjustments Prior Service Cost
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	0
Non-PEO NEO | Aggregate Grant Date Fair Value of Equity Award Amounts Reported in Summary Compensation Table
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(991,744)
Non-PEO NEO | Year-end Fair Value of Equity Awards Granted in Covered Year that are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	791,378
Non-PEO NEO | Year-over-Year Change in Fair Value of Equity Awards Granted in Prior Years That are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	515,131
Non-PEO NEO | Vesting Date Fair Value of Equity Awards Granted and Vested in Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	0
Non-PEO NEO | Change in Fair Value as of Vesting Date of Prior Year Equity Awards Vested in Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	68,041
Non-PEO NEO | Prior Year End Fair Value of Equity Awards Granted in Any Prior Year that Fail to Meet Applicable Vesting Conditions During Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	0
Non-PEO NEO | Dividends or Other Earnings Paid on Equity Awards not Otherwise Reflected in Total Compensation for Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	$ 0